Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Noncontrolling Interest Note [Line Items]
Beginning Balance	$ 2,705		$ 3,880		$ 520
Capital injection					6,537
Transfer of noncontrolling interest					(1,822)
Net income (loss)	(1,832)		(1,389)		(730)
Disposal					(625)
Ending Balance	936		2,705		3,880
Share-based compensation	16		26
Foreign currency translation adjustment	47		188
Dongguan Super TV
Noncontrolling Interest Note [Line Items]
Beginning Balance					520
Capital injection
Transfer of noncontrolling interest
Net income (loss)					105
Disposal					(625)
Ending Balance
Share-based compensation
Foreign currency translation adjustment
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Noncontrolling Interest Note [Line Items]
Beginning Balance	171	[1]	538	[1]		[1]
Capital injection					759	[1]
Transfer of noncontrolling interest						[1]
Net income (loss)	(209)	[1]	(402)	[1]	(221)	[1]
Disposal						[1]
Ending Balance	(31)	[1]	171	[1]	538	[1]
Share-based compensation	5	[1]	5	[1]
Foreign currency translation adjustment	2	[1]	30	[1]
Beijing Joysee Technology Co., Ltd ("Joysee")
Noncontrolling Interest Note [Line Items]
Beginning Balance	2,537	[2]	3,229	[2]		[2]
Capital injection					5,542	[2]
Transfer of noncontrolling interest					(1,822)	[2]
Net income (loss)	(1,626)	[2]	(870)	[2]	(491)	[2]
Disposal						[2]
Ending Balance	967	[2]	2,537	[2]	3,229	[2]
Share-based compensation	11	[2]	21	[2]
Foreign currency translation adjustment	45	[2]	157	[2]
Beijing Super Movie Technology Co., Ltd ("Super Movie")
Noncontrolling Interest Note [Line Items]
Beginning Balance	(3)	[3]	113	[3]		[3]
Capital injection					236	[3]
Transfer of noncontrolling interest						[3]
Net income (loss)	3	[3]	(117)	[3]	(123)	[3]
Disposal						[3]
Ending Balance		[3]	(3)	[3]	113	[3]
Share-based compensation		[3]		[3]
Foreign currency translation adjustment		[3]	$ 1	[3]

[1]	a. Pursuant to shareholder investment agreement, dated December 1, 2010, between Super TV and Beijing Yuewu Yuntian Software Technology Ltd. ("Yuewu Yuntian"), the parties agreed to establish Cyber Cloud, which mainly engages in research and development of cloud computing technology and operation. Super TV and Yuewu Yuntian contributed cash in the amount of $6,818 and $759, respectively, representing 90% and 10% of the equity interest in Cyber Cloud, respectively.
[2]	b. Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively. Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee. Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ("Intel"), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.
[3]	c. Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash at the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively. On November 7, 2013, Super Movie was dissolved.